Interest expense (Tables)	12 Months Ended
Mar. 31, 2021
Interest and Debt Expense [Abstract]
Summary of Interest Expense

	Year ended March 31, 2019	Year ended March 31, 2020	Year ended March 31, 2021
	RMB	RMB	RMB
Amortization charges on promissory notes	17,077	56,290	21,611
Interest expense on borrowings	1,453	2,815	6,039
Others	124	163	—

Total	18,654	59,268	27,650